JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A and Statements of Additional Information of the Municipal Bond Fund and SMA Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 120 (Amendment No. 121 under the Investment Company Act of 1940, as amended) filed electronically on June 24, 2021.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron
Anthony Geron
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
J.P. Morgan Municipal Bond Funds
JPMorgan Ultra-Short Municipal Fund
J.P. Morgan SMA Funds
JPMorgan Core Focus SMA Fund
JPMorgan Municipal SMA Fund